Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2021 and 2020 consisted of the following:

		December 31,
	Note	2021	2020
Accrued professional fees		$234	$203
Accrued staff costs and staff benefits		35	88
Rental deposits from tenants		191	192
Rental receipt in advance		7	3
Interest receipt in advance		5	3
Advances from other party		—	3
Advances from a director		—	1
Advances from unrelated parties	*	448	442
Others		689	11
		$1,609	$946